Stock-based Compensation - Fair Value of Stock Options (Details) - Stock options	12 Months Ended
Dec. 31, 2022
Stock-based compensation
Risk-free interest rate (as a percent)	2.67%
Expected term (in years)	6 years 3 months
Expected dividend yield (as a percent)	0.00%
Expected volatility (as a percent)	80.40%